Equity Compensation Plan - Summary of the Company's non-vested stock option activity (Detail) - Non-vested stock option [Member] - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Option Shares	250,000
Granted, Weighted-Average Exercise Price	$ 2.99
Outstnding, Option Shares	250,000	250,000
Outstnding, Weighted-Average Exercise Price	$ 2.99	$ 2.99